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QUARTERLY REPORT

T-REX 2X LONG NFLX DAILY TARGET ETF

Schedule of InvestmentsMay 31, 2026 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)	$30,651,553
TOTAL NET ASSETS - 100.00%	$30,651,553

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Netflix, Inc.	Receive	OBFR01(B) +97bps	Monthly	10/7/26	$29,855,305	$(2,782,343)
CF Secured, LLC.	Netflix, Inc.	Receive	OBFR01(B) +350bps	Monthly	1/11/27	31,452,783	(291,797)
TOTAL RETURN SWAP CONTRACTS						$61,308,088	$(3,074,140)

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.62% as of May 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

T-REX 2X LONG NFLX DAILY TARGET ETF

Schedule of Investments - continuedMay 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Liabilities
Net Unrealized
Depreciation of Total Return
Swap Contracts	$—	$(3,074,140)	$—	$(3,074,140)
	$—	$(3,074,140)	$—	$(3,074,140)